Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 3,435,340	$ 2,536,589
Less: allowance for doubtful accounts	(164,122)	(179,475)
Accounts receivable, net	3,271,218	2,357,114
Accounts receivable – related party, net	399,465	414,639
Non-current accounts receivable	4,209,546	3,134,361
Non-current accounts receivable-related party		$ 548,395